Pay vs Performance Disclosure - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	¥ 148,763	¥ 115,404	¥ 148,965